Plan of Restructuring (Quarter) (Detail) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restructuring Balance	$ 73	$ 309
Provision	351	164
Payment and Other Adjustment	201	400
Restructuring Balance	223	73
Payment and Other Adjustment	201	400
Employee Severance [Member]
Restructuring Balance	43
Provision	341	83
Payment and Other Adjustment	161	40
Restructuring Balance	223	43
Payment and Other Adjustment	161	40
Other Fees [Member]
Restructuring Balance	30	94
Provision	10	111
Payment and Other Adjustment	40	175
Restructuring Balance		30
Payment and Other Adjustment	$ 40	$ 175